FINANCIAL INSTRUMENTS (Details 24) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 105,220
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,107
Proportion of guarantee	6.80%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 12,667
Proportion of guarantee	12.00%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 78,109
Proportion of guarantee	74.20%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,883
Proportion of guarantee	2.70%
Mortgages [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,936
Proportion of guarantee	2.80%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 118
Proportion of guarantee	0.10%
Promissory notes two [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,400
Proportion of guarantee	1.40%